Loss Per Share - Schedule of Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Numerator:
Net loss attributable to ABVC’s common stockholders	$ (842,075)	$ (2,834,199)	$ (4,902,878)		$ (7,788,050)
Denominator:
Weighted-average shares outstanding – Basic	14,968,232	9,736,150	11,673,980	[1]	4,335,650	[1]
Weighted-average shares outstanding – Diluted	14,968,232	9,736,150	11,673,980	[1]	4,335,650	[1]
Loss per share
Basic	$ (0.06)	$ (0.29)	$ (0.42)		$ (1.8)
Diluted	$ (0.06)	$ (0.29)	$ (0.42)		$ (1.8)

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.